Intangible Assets & Goodwill - Summary of Estimated Future Annual Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Remaining 2021	$ 5,359
2022	11,134	$ 7,914
2023	10,348	7,823
2024	9,376	7,038
2025	8,923	6,066
2025		5,982
Thereafter	77,966
Thereafter		55,321
Estimated amortization	$ 123,106	93,800	$ 30,036	$ 12,477
Previously Reported [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated amortization		$ 90,144	$ 26,380